united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/18

Item 1. Schedule of Investments.

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018
Shares		Value
	COMMON STOCKS - 61.6%
	ASSET MANAGEMENT - 0.8%
665	Sofina SA	$116,340

	BANKING - 15.7%
2,988	Banco de Credito e Inversiones SA	226,308
2,651,086	Banco Santander Chile	220,678
68,206	Bank Millennium SA *	166,439
1,651	Bank Zachodni WBK SA	175,007
27,269	China Merchants Bank Co. Ltd.	120,219
154,426	Chongqing Rural Commercial Bank Co. Ltd.	119,043
2,447	Erste Group Bank AG	120,032
438,564	Grupo Security SA	223,684
12,600	Kasikornbank PCL	78,051
1,880	KBC Ancora	114,139
1,235	KBC Group NV	108,030
37,200	Kiatnakin Bank PCL	86,930
1,370	mBank SA *	167,900
14,175	Powszechna Kasa Oszczednosci Bank Polski SA *	169,271
2,920	Raiffeisen Bank International AG *	98,782
51,600	Thanachart Capital PCL	87,880
33,600	Tisco Financial Group PCL	94,487
		2,376,880
	BIOTECH & PHARMACEUTICALS - 2.0%
356	Celltrion, Inc. *	90,329
18,511	Shanghai Fosun Pharmaceutical Group Co. Ltd.	101,303
248	Samsung Biologics Co. Ltd. * 144A	113,313
		304,945
	CHEMICALS - 2.2%
54,600	Indorama Ventures PCL	104,235
263	Lotte Chemical Corp.	101,944
2,228	Umicore SA	124,526
		330,705
	CONSTRUCTION MATERIALS - 0.8%
4,561	Wienerberger AG	115,171

	FOREST & PAPER PRODUCTS - 3.7%
58,330	Empresas CMPC SA	238,519
8,869	Metsa Board OYJ	99,761
5,688	Stora Enso OYJ	112,945
2,910	UPM-Kymmene OYJ	104,351
		555,576
	HARDWARE - 2.8%
986	Barco NV	127,706
43	Samsung Electronics Co. Ltd.	106,690
53	Samsung Electronics Co. Ltd. Preference Shares	105,449
527	Samsung SDI Co. Ltd.	90,543
		430,388
	INSURANCE - 0.7%
10,410	Ping An Insurance Group Co. of China Ltd.	102,863

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	IRON & STEEL - 0.6%
1,802	Voestalpine AG	$95,164

	MACHINERY - 2.4%
1,950	Konecranes OYJ	80,057
11,430	Outotec OYJ *	104,484
4,542	Valmet OYJ	86,485
4,320	Wartsila OYJ Abp	92,123
		363,149
	MEDIA - 1.2%
144	Naver Corp.	96,535
6,990	Sanoma OYJ	78,035
		174,570
	METALS & MINING - 0.9%
177,655	China Molybdenum Co. Ltd.	135,365

	OIL, GAS & COAL - 4.9%
72,600	Bangchak Corp PCL	83,389
10,763	Grupa Lotos SA	169,935
6,272	Jastrzebska Spolka Weglowa SA *	148,255
1,718	OMV AG	106,898
1,068	Schoeller-Bleckmann Oilfield Equipment AG	132,778
981	S-Oil Corp	101,034
		742,289
	PASSENGER TRANSPORTATION - 1.5%
14,212	Latam Airlines Group SA *	218,537

	REAL ESTATE - 6.0%
1,256	Aedifica SA	114,116
3,507	CA Immobilien Anlagen AG	121,776
29,578	China Vanke Co. Ltd.	123,238
39,903	Guangzhou R&F Properties Co. Ltd.	95,992
72,934	Parque Arauco SA	226,557
5,727	S IMMO AG	113,477
951	Warehouses De Pauw CVA	117,198
		912,354
	RETAIL - CONSUMER STAPLES - 2.8%
73,178	Cencosud SA	217,948
38,400	CP ALL PCL	105,855
1,680	Kesko OYJ	98,850
		422,653
	RETAIL - DISCRETIONARY - 3.0%
150,600	Beauty Community PCL	111,184
2,378	CCC SA	175,784
65	LPP SA	170,118
		457,086
	SEMICONDUCTORS - 2.0%
1,039	ams AG *	86,466
1,056	Melexis NV	100,857
1,374	SK Hynix Inc	108,706
		296,029

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	SOFTWARE - 2.6%
5,342	CD Projekt SA	$190,277
105,301	Kingdee International Software Group Co. Ltd.	103,312
2,090	Tencent Holdings Ltd.	104,124
		397,713
	SPECIALTY FINANCE - 0.8%
669	Ackermans & van Haaren NV	121,081

	TECHNOLOGY SERVICES - 1.4%
396	SK Holdings Co Ltd	109,006
32,325	TravelSky Technology Ltd	95,143
		204,149
	TELECOM - 0.8%
5,034	DNA Oyj	118,114

	TRANSPORTATION & LOGISTICS - 1.4%
45,600	Airports of Thailand PCL	102,947
2,369	Oesterreichische Post AG	114,088
		217,035
	UTILITIES - 0.6%
13,200	Electricity Generating PCL	93,270

	TOTAL COMMON STOCKS (Cost $9,497,861)	9,301,426

	EXCHANGE TRADED FUNDS - 38.0%
	AUSTRIA - 2.6%
15,515	iShares MSCI Austria Capped ETF	391,133

	BELGIUM - 2.9%
21,588	iShares MSCI Belgium Capped ETF	449,246

	CHINA - 2.0%
4,500	iShares MSCI China ETF	300,825

	FINLAND - 3.7%
12,668	iShares MSCI Finland Capped ETF	551,818

	INDIA - 10.3%
44,723	iShares MSCI India ETF	1,563,069

	KOREA - 3.1%
6,140	iShares MSCI South Korea Capped ETF	464,184

	TAIWAN - 9.8%
40,681	iShares MSCI Taiwan Capped ETF	1,476,720

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	THAILAND - 3.6%
5,677	iShares MSCI Thailand Capped ETF	$ 553,337

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,713,398)	5,750,332

	TOTAL INVESTMENTS - 99.6% (Cost $15,211,259)	$15,051,758
	OTHER ASSETS LESS LIABILITIES - 0.4%	61,080
	NET ASSETS - 100.0%	$15,112,838

* Non-Income producing security.
AG - Aktiengesellschaft
OYJ - Julkinen osakeyhtiö
PCL - Public Company Limited
SA - Société Anonyme
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2018 144A securities amounted to $ 113,313 or 12.48% of net assets

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,301,426	$ -	$ -	$ 9,301,426
Exchange Traded Funds	5,750,332	-	-	5,750,332
Total	$15,051,758	$ -	$ -	$15,051,758

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$15,211,259	$259,896	$(419,397)	$(159,501)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2018